OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 46,527	$ 46,695	$ 39,650
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	30,709	26,735	21,980
North America [Member]
Segment Reporting Information [Line Items]
Revenues	4,019	5,198	6,081
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	4,976	5,673	3,417
India [Member]
Segment Reporting Information [Line Items]
Revenues	4,691	6,480	5,925
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,132	$ 2,609	$ 2,247